Vessels and Equipment (Details) $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended
	Apr. 30, 2015 USD ($)	Feb. 28, 2015 USD ($)	Jun. 30, 2015 USD ($) newbuild	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) newbuild		Jun. 30, 2014 USD ($)		Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Loss on disposal of vessel			$ 0		$ 0	$ 5,824	[1]	$ 0	[1]
Payment to acquire vessel						727		2,224
Impairment on vessel held for sale			1,032		$ 0	1,032		$ 0
Newbuildings
Property, Plant and Equipment [Line Items]
Additions to vessels and equipment				$ 628,300
LNG Carrier
Property, Plant and Equipment [Line Items]
Payment to acquire vessel	$ 20,000
Golar Viking | LNG Carrier
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessel		$ 135,000
Loss on disposal of vessel		$ 5,800
Vessel held for sale										$ 132,100
LNG Abuja | LNG Carrier
Property, Plant and Equipment [Line Items]
Vessel held for sale			$ 19,000			19,000
Impairment on vessel held for sale						$ 1,000
Nigeria LNG Ltd | LNG Carrier
Property, Plant and Equipment [Line Items]
Payment to acquire vessel	$ 20,000
LNG Carrier | Newbuildings
Property, Plant and Equipment [Line Items]
Number of newbuilds delivered | newbuild			3			3

[1]	The sale of the Golar Viking to Equinox in February 2015 was funded by a bridging loan facility and seller's credit (See note 13).